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                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY (PPS)
    FINANCIAL FREEDOM ACCOUNT(R)/ENHANCED PREFERENCE PLUS(R) ACCOUNT DEFERRED
                                  VARIABLE AND
                 IMMEDIATE VARIABLE INCOME ANNUITIES (FFA/EPPA)

   PREFERENCE PLUS(R) ACCOUNT DEFERRED VARIABLE AND IMMEDIATE VARIABLE INCOME
                                 ANNUITIES (PPA)
     PREFERENCE PLUS(R) ACCOUNT FOR ENHANCED CONTRACTS DEFERRED VARIABLE AND
                                    IMMEDIATE
                        VARIABLE INCOME ANNUITIES (C-PPA)
           METLIFE ASSET BUILDER(R) DEFERRED VARIABLE ANNUITIES (MAB)
     METLIFE PERSONAL INCOMEPLUS(R) IMMEDIATE VARIABLE INCOME ANNUITY (PIP) PREFERENCE PLUS(R) INCOME ADVANTAGE IMMEDIATE VARIABLE INCOME ANNUITY (PPIA)

                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED DECEMBER 22, 2008

            TO THE PROSPECTUSES DATED APRIL 28, 2008, AS SUPLEMENTED

This Supplement supplements, and to the extent inconsistent therewith, replaces information in the Prospectuses dated April 28, 2008. It should be read in its entirety and kept together with your Prospectus for future reference. If you would like a copy of the Prospectus for PPS, FFA/EPPA, PPA, C-PPA and PPIA, please contact us at (800) 638-7732 or write to us at Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893. If you would like a copy of the Prospectus for MAB and PIP, please contact us at (866)438-6477 or write to us at Metropolitan Life Insurance Company, Annuities and Investment Operations, P.O. Box 14660, Lexington, KY 40512-4660,

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

UNISEX ANNUITY RATES

In connection with any pay-out options (including any pay-out option available under a Guaranteed Minimum Income Benefit rider), and any income annuity, where required by state law or under a qualified retirement plan, we will not take into account the sex of the annuitant(s). If you were issued a deferred Contract with sex distinct rates prior to the time that state law mandated such rates, our pay-out rates will not be less than the guaranteed sex distinct rates in the Contract when issued.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE